Non-Controlling Interests (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 26, 2021 USD ($)	Oct. 26, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Non-Controlling Interests (Details) [Line Items]
Variable interest percentage					0.99%
Subsidiary owned	100.00%	100.00%	100.00%	100.00%
Non-controlling interest percentage				0.26%	0.99%
Repurchase of non-controlling interests (in Dollars)				$ 510	$ 1,184
Non-controlling interest	$ 6,620	¥ 42,702	$ 910	$ 234
Dividend paid	$ 15,859	¥ 102,304
SunCar [Member]
Non-Controlling Interests (Details) [Line Items]
Variable interest percentage					100.00%
Repurchase of non-controlling interests (in Dollars)					$ 948
Minimum [Member]
Non-Controlling Interests (Details) [Line Items]
Variable interest percentage				0.01%
Maximum [Member]
Non-Controlling Interests (Details) [Line Items]
Variable interest percentage				0.25%
Haiyan and Shanghai Feiyou [Member]
Non-Controlling Interests (Details) [Line Items]
Additional paid-in capital (in Dollars)				$ 276	$ 236